Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Balance - beginning of period	$ 647
Balance - end of period	666	$ 647
Cost
Right-of-use assets
Balance - beginning of period	851	722
Additions	191	173
Disposals and other movements	(29)	(50)
Exchange adjustments	30	6
Balance - end of period	1,043	851
Depreciation
Right-of-use assets
Balance - beginning of period	(204)
Depreciation charge for the year	215	207
Impairment charge		4
Disposals and other movements	(54)	8
Exchange adjustments	12	(1)
Balance - end of period	(377)	(204)
Land and buildings
Right-of-use assets
Balance - beginning of period	495
Balance - end of period	488	495
Land and buildings | Cost
Right-of-use assets
Balance - beginning of period	627	580
Additions	87	85
Disposals and other movements		(44)
Exchange adjustments	21	6
Balance - end of period	735	627
Land and buildings | Depreciation
Right-of-use assets
Balance - beginning of period	(132)
Depreciation charge for the year	131	130
Impairment charge		4
Disposals and other movements	(24)	3
Exchange adjustments	8	(1)
Balance - end of period	(247)	(132)
Motor vehicles
Right-of-use assets
Balance - beginning of period	138
Balance - end of period	155	138
Motor vehicles | Cost
Right-of-use assets
Balance - beginning of period	202	124
Additions	89	85
Disposals and other movements	(27)	(7)
Exchange adjustments	8
Balance - end of period	272	202
Motor vehicles | Depreciation
Right-of-use assets
Balance - beginning of period	(64)
Depreciation charge for the year	75	70
Disposals and other movements	(26)	6
Exchange adjustments	4
Balance - end of period	(117)	(64)
Other assets
Right-of-use assets
Balance - beginning of period	14
Balance - end of period	23	14
Other assets | Cost
Right-of-use assets
Balance - beginning of period	22	18
Additions	15	3
Disposals and other movements	(2)	1
Exchange adjustments	1
Balance - end of period	36	22
Other assets | Depreciation
Right-of-use assets
Balance - beginning of period	(8)
Depreciation charge for the year	9	7
Disposals and other movements	(4)	(1)
Balance - end of period	$ (13)	$ (8)